Document and Entity Information	12 Months Ended
Dec. 15, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 12, 2011
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Jun. 25, 2012
Document Effective Date	Jun. 25, 2012
Prospectus Date	Dec. 15, 2011